Income Taxes - Provision (benefit) components (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal					$ 0
State and foreign					5	$ 1
Total current					5	1
Deferred:
Federal					255	(117)
State					87	(40)
Total deferred					342	(157)
Income tax expense (benefit)	$ 16	$ 49	$ (7)	$ 54	$ 347	$ (156)